OTHER RECEIVABLES (Tables)	12 Months Ended
May 31, 2025
Other Receivables [Abstract]
Disclosure of Detailed Information About Other Receivables [Table Text Block]
	May 31, 2025 $	May 31, 2024 $
HST receivable	122,249	76,338
Due from related party	77,353	78,853
Services receivable	104,765	172,520
Other	57	566
Total	304,424	328,277